UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Global Capital Management Group Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		(312) 345-5826
Signature, Place and Date of Signing

	/s/ Michael J. Heller  Chicago, Illinois  February 13, 2001

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	22

Form 13F Information Table Value Total	$790,414

List of Other Included Managers		None


			FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    18111   362675 SH       SOLE                   362675
Amli Residential Prop.                          001735109    11861   480455 SH       SOLE                   480455
Archstone Comm.                                 039581103      541    20996 SH       SOLE                    20996
Arden Realty                                    039793104    52731  2098765 SH       SOLE                  1077865           1020900
AvalonBay Communities                           053484101    54082  1078941 SH       SOLE                   553238            525703
Boston Properties, Inc.                         101121101    81715  1878505 SH       SOLE                   825205           1053300
Brookfield Properties                           112900105    15569   883325 SH       SOLE                   883325
Cabot Industrial Trust                          127072106     5064   263925 SH       SOLE                   263925
Charles E. Smith Residential                    832197107    20119   428065 SH       SOLE                   428065
Equity Office Properties Trust                  294741103    76525  2345601 SH       SOLE                  1335784           1009817
Equity Res. Prop.                               29476L107    19497   352485 SH       SOLE                   352485
Essex Property Trust                            297178105    20694   377970 SH       SOLE                   377970
Federal Realty Investment Trus                  313747206    17825   938135 SH       SOLE                   938135
General Growth Properties                       370021107    25706   710365 SH       SOLE                   710365
Highwoods Properties                            431284108    11273   453180 SH       SOLE                   254280            198900
Liberty Property Trust                          531172104    60108  2104424 SH       SOLE                   977424           1127000
Mack-Cali Realty Corporation                    554489104    52223  1828380 SH       SOLE                   763480           1064900
Post Properties Inc.                            737464107    12500   332775 SH       SOLE                   332775
Prentiss Properties                             740706106    62972  2337710 SH       SOLE                  1062010           1275700
Public Storage Inc.                             74460D109    58811  2418975 SH       SOLE                  1186275           1232700
Spieker Properties, Inc.                        848497103    17347   346065 SH       SOLE                   346065
Starwood Hotels & Resorts                       85590A203    95140  2699020 SH       SOLE                   805570           1893450
Report Summary				22 Data Records	    790414	     0 Other Managers on Whose Behalf Report is Filed